Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 5:- SHARE-BASED COMPENSATION

a.	Option plans:

Options granted under the Company’s 2005 Israeli Share Option Plan (“Plan”) were exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company’s Board of Directors approved the adoption of the Company’s 2018 Israeli Share Option Plan (“2018 Plan”) for the grant of options and restricted shares (“RSU”) to employees, directors and service providers. The options are exercisable within 10 years from the date of grant, against payment of the exercise price, in accordance with the terms of the 2018 Plan. The options generally vest over a period of three or four years.

There were no option grants during the six months ended June 30, 2023.

b.	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the six months ended June 30, 2023 and 2022 is comprised as follows:

	Six months ended June 30,
	2023	2022
	Unaudited	Unaudited

Research and development expenses	$57	$44
Marketing, general and administrative expenses	395	826
Total share-based compensation	$452	$870

During the six months ended June 30, 2023, the company granted 126,931 RSU’s to employees and officers. These RSU’s vest over three years and the fair value of said grant was $280.

As of June 30, 2023, there are $463 of total unrecognized costs related to share-based compensation that is expected to be recognized over a period of up to four years.

The fair value of the granted RSUs was determined based on the stock marketprice of the Company’s ADS on the day of grant.